Leases - Summary of Amounts Recognized in Consolidated Statement of Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 58.8	€ 29.0	€ 6.3
Interest on lease liabilities	5.1	2.9	2.0
Expense related to short-term leases and leases of low-value assets	27.1	9.5	1.2
Total amounts recognized in profit or loss	91.0	41.4	9.5
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	35.2	14.7	4.7
Production facilities
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	23.1	14.0	1.6
Other operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Total depreciation charge	€ 0.5	€ 0.3	€ 0.0